The Nature of Expenses (Details) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Expenses By Nature Explanatory [Line Items]
Depreciation expense		$ 33,686,561	$ 35,801,230	$ 38,533,775
Cost Of Sales [Member]
Disclosure Of Expenses By Nature Explanatory [Line Items]
Depreciation expense		29,980,415	31,660,279	34,305,760
Operating Expenses [Member]
Disclosure Of Expenses By Nature Explanatory [Line Items]
Depreciation expense	[1]	$ 3,706,146	$ 4,140,951	$ 4,228,015

[1]	Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.